Group Income Statement - (Unaudited) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Income Statement [Abstract]
Revenue	[1]	£ 12,175	£ 12,271	£ 25,776
Raw materials and consumables used		(2,195)	(2,182)	(4,583)
Changes in inventories of finished goods and work in progress		70	183	445
Employee benefit costs		(1,360)	(1,306)	(2,744)
Depreciation, amortisation and impairment costs		(473)	(533)	(1,450)
Other operating income		102	42	188
Loss on reclassification from amortised cost to fair value		(1)	(1)	(3)
Other operating expenses		(3,411)	(3,377)	(7,667)
Profit from operations		4,907	5,097	9,962
Net finance costs		(756)	(786)	(1,745)
Finance income		15	36	50
Finance costs		(771)	(822)	(1,795)
Share of post-tax results of associates and joint ventures		233	281	455
Profit before taxation		4,384	4,592	8,672
Taxation on ordinary activities		(1,055)	(1,054)	(2,108)
Profit for the period		3,329	3,538	6,564
Attributable to:
Owners of the parent		3,250	3,457	6,400
Non-controlling interests		79	81	164
Profit for the period		£ 3,329	£ 3,538	£ 6,564
Earnings per share
Basic		£ 1.421	£ 1.512	£ 2.800
Diluted		£ 1.416	£ 1.507	£ 2.789

[1]	Revenue is net of duty, excise and other taxes of £18,553 million and £18,415 million for the six months ended 30 June 2021 and 2020 respectively, and £39,172 million for the year ended 31 December 2020.